Note 7 - Securities Sold Under Agreements to Repurchase - Liabilities 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Repurchase agreements	$ 1,080		$ 1,231		$ 1,694
Commercial Customers [Member]
Gross Amounts of Recognized Liabilities	1,080	[1]	1,231	[1],[2]	1,694	[3]
Gross Amounts Offset in the Balance Sheets	0	[1]	0	[1],[2]	0	[3]
Repurchase agreements	1,080	[1]	1,231	[1],[2]	1,694	[3]
Gross Amounts Not Offset in the Balance Sheets, Financial Instruments	1,080	[1]	1,231	[1],[2]	1,694	[3]
Gross Amounts Not Offset in the Balance Sheets, Cash Collateral Pledged	0	[1]	0	[1],[2]	0	[3]
Net Amount	$ 0	[1]	$ 0	[1],[2]	$ 0	[3]

[1]	As of September 30, 2024 and December 30, 2023, the fair value of securities pledged in connection with repurchase agreements was $1,128 and $1,364, respectively.
[2]	As of December 31, 2023 and 2022, the fair value of securities pledged in connection with repurchase agreements was $1,364 and $1,859, respectively.
[3]	As of December 31, 2023 and 2022, the fair value of securities pledged in connection with repurchase agreements was $1,364 and $1,859, respectively.